Income (Loss) Per Share (Summary of Amounts Used in Calculating Basic and Diluted Earnings (Loss) Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (loss) allocated to common stockholders - basic and diluted:
Income (loss) attributable to the Company	$ (204,616)			$ (16,282)						$ (288,817)	$ (54,299)	$ (113,635)	$ (126,966)	$ (67,008)
Less: Dividends on preferred stock	(10,644)			(10,644)						(21,288)	(21,288)	(42,577)	(42,577)	(44,761)
Add: Claw back of dividends on unvested performance stock units	227									605
Undistributed income (loss) allocated to common stockholders	(215,033)			(33,149)						(309,500)	(94,260)	(187,328)	(217,494)	(169,672)
Distributed and undistributed income (loss) allocated to common stockholders - basic and diluted	$ (215,033)			$ (27,284)						$ (309,500)	$ (76,416)	$ (157,488)	$ (170,437)	$ (123,920)
Weighted average common shares outstanding:
Weighted average common shares outstanding - basic (in shares)	10,312			9,994						10,162	9,968	9,984	9,728	9,521
Weighted average common shares outstanding - diluted (in shares)	10,312	9,997	9,997	9,994	9,941	9,932	9,747	9,689	9,537	10,162	9,968	9,984	9,728	9,521
Basic income (loss) per share:
Net income (loss) allocated to common stockholders per share (in dollars per share)	$ (20.85)			$ (2.73)						$ (30.46)	$ (7.67)	$ (15.77)	$ (17.52)	$ (13.02)
Diluted income (loss) per share:
Net income (loss) allocated to common stockholders per share (in dollars per share)	$ (20.85)			$ (2.73)						$ (30.46)	$ (7.67)	$ (15.77)	$ (17.52)	$ (13.02)
Performance stock units
Income (loss) allocated to common stockholders - basic and diluted:
Less: Dividends	$ 0			$ (95)						$ 0	$ (285)	$ (475)	$ (50)	$ (393)
Add: Claw back of dividends on unvested performance stock units	227			0						605	0
Restricted shares
Income (loss) allocated to common stockholders - basic and diluted:
Less: Dividends	0			(263)						0	(544)	(801)	(844)	(959)
Common Stock
Income (loss) allocated to common stockholders - basic and diluted:
Less: Dividends	$ 0			$ (5,865)						$ 0	$ (17,844)	$ (29,840)	$ (47,057)	$ (45,752)